Derivatives and hedge accounting - Carrying amount of hedged items in fair value hedges (Details) - Fair-value hedges - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Carrying amounts of hedge items
Book value assets	kr 21,401	kr 17,354
Fair value hedge adjustments, assets	1,482	1,150
Book value liabilities	174,477	163,172
Fair value hedge adjustments, liabilities	4,102	1,000
Loans in the form of interest-bearing securities
Carrying amounts of hedge items
Book value assets	6,716	4,244
Fair value hedge adjustments, assets	547	499
Loans to credit institutions
Carrying amounts of hedge items
Book value assets	332	206
Fair value hedge adjustments, assets	5	3
Loans to the public
Carrying amounts of hedge items
Book value assets	14,353	12,904
Fair value hedge adjustments, assets	930	648
Debt securities issued
Carrying amounts of hedge items
Book value liabilities	174,477	163,172
Fair value hedge adjustments, liabilities	kr 4,102	kr 1,000